Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 2,503,611	₺ 2,030,641	₺ 1,746,147
Employee termination benefits	31,799	29,140	32,862
Defined contribution plans	12,785	9,361	8,107
Employee benefit expenses	₺ 2,548,195	₺ 2,069,142	₺ 1,787,116